Parent company only condensed financial information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Parent company only condensed financial information
26.	Parent company only condensed financial information
The condensed financial information of the Company has been prepared in accordance with SEC Regulation
S-X
Rule
5-04
and Rule
12-04,
using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.
Condensed balance sheets (In thousands, except for share and per share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$ Note 2 (f)
ASSETS
Current assets:
Cash and cash equivalents	3,467	1,255	197
Prepayments and other current assets	352	181	28
Amounts due from subsidiaries of the Company	305,780	156,985	24,636

Total current assets	309,599	158,421	24,861

Non-current assets:
Long-term investments	—	—	—
Total non-current assets	—	—	—

TOTAL ASSETS	309,599	158,421	24,861

LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Company	415,572	379,533	59,558
Accrued expenses and other liabilities	12,010	3,817	599

Total current liabilities	427,582	383,350	60,157

Non-current liabilities:
Consideration payable for acquisition	954	—	—
Total non-current liabilities	954	—	—

TOTAL LIABILITIES	428,536	383,350	60,157

Commitments and contingencies (Note 24)
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares (US$ 0.000125 par value per share; 348,217,505 shares authorized as of December 31, 2020 and 2021; 247,852,996 and 249,085,237 shares outstanding as of December 31, 2020 and 2021 , respectively)	232	233	37
Class B Ordinary Shares (US$ 0.000125 par value per share; 51,782,495 shares authorized as of December 31, 2020 and 2021; 50,939,520 shares outstanding as of December 31, 2020 and 2021)	42	42	7
Additional paid-in capital	1,985,792	1,992,321	312,639
Accumulated other comprehensive income	19,913	9,120	1,431
Accumulated deficit	(2,124,916)	(2,226,645)	(349,410)

TOTAL SHAREHOLDERS’ DEFICIT	(118,937)	(224,929)	(35,296)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	309,599	158,421	24,861

Condensed statements of operations and comprehensive loss (In thousands)

	For the year ended December 31,
	2019	2020	2021	2021

	RMB	RMB	RMB	US$ Note 2 (f)
Operating expenses:
Sales and marketing expenses	(2,772)	(3,182)	(354)	(56)
General and administrative expenses	(204,810)	(22,839)	(11,138)	(1,748)
Research and development expenses	(3,247)	(1,644)	(1,082)	(170)

Total operating expenses	(210,829)	(27,665)	(12,574)	(1,974)

Equity in loss of subsidiaries	(694,808)	(255,604)	(92,322)	(14,487)
Share of loss from equity method investments	(5,972)	(9,697)	3,331	523
Other expense, net	(1,318)	(969)	(39)	(6)
Interest income from related parties	7,032	—	—	—

l oss before income tax expense	(905,895)	(293,935)	(101,604)	(15,944)

Income tax expense	—	—	(125)	(20)
Net loss	(905,895)	(293,935)	(101,729)	(15,964)

Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	11,876	(22,977)	(10,793)	(1,692)

Total other comprehensive income/(loss)	11,876	(22,977)	(10,793)	(1,692)

Total comprehensive loss	(894,019)	(316,912)	(112,522)	(17,656)

Condensed statements of cash flows (In thousands)

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$ Note 2 (f)

Net cash used in operating activities	(7,261)	(20,972)	(11,840)	(1,860)
Cash flows from investing activities:
Net cash advances (to)/from subsidiaries	(203,956)	74,238	14,952	2,346
Collection of cash advance from Jimu Group	20,603	—	—	—
Collection of loan from a third party	135,296	—	—	—
Purchase of Infrarisk, net of cash acquired (Note 4)	(3,650)	(4,911)	—	—
Investment in a subsidiary	(5,196)	—	—	—

Net cash (used in)/provided by investing activities	(56,903)	69,327	14,952	2,346

Cash flows from financing activities:
Proceeds from exercise of options	26	20	1	—

Net cash provided by financing activities	26	20	1	—

Effect of exchange rate changes on cash, cash equivalents	2,552	(52,516)	(5,325)	(833)

Net decrease in cash, cash equivalents	(61,586)	(4,141)	(2,212)	(347)

Cash and cash equivalents at beginning of the year	69,194	7,608	3,467	544

Cash and cash equivalents at end of the year	7,608	3,467	1,255	197